Property, Plant and Equipment	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2021			January 31, 2020
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$924.5	$632.0	$292.5	$936.2	$622.7	$313.5
Equipment	896.6	471.6	425.0	854.0	450.4	403.6
Building	422.7	168.1	254.6	399.2	151.8	247.4
Land	92.2	—	92.2	62.9	—	62.9
Total	$2,336.0	$1,271.7	$1,064.3	$2,252.3	$1,224.9	$1,027.4
As at January 31, 2021 and 2020, assets under development amounted to $103.5 million and $102.0 million respectively and were included in the cost of property, plant and equipment.
The following table explains the ch
a
nges in property, plant and equipment during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions [a]	Disposals	Depreciation	Impairment (Note 25)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2021
Tooling	$313.5	$90.8	$(0.1)	$(95.4)	$(21.7)	$5.4	$292.5
Equipment	403.6	105.3	(0.9)	(82.5)	(8.8)	8.3	425.0
Building	247.4	23.7	(0.3)	(19.3)	—	3.1	254.6
Land	62.9	32.9	(5.4)	—	—	1.8	92.2
Total	$1,027.4	$252.7	$(6.7)	$(197.2)	$(30.5)	$18.6	$1,064.3
[a]
Government assistance of $0.6 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2020:

	Carrying amount as at January 31, 2019	Additions [a]	Business combinations (Note 10)	Transfer to right-of-use assets	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2020
Tooling	$292.4	$111.8	$2.0	$—	$—	$(90.4)	$(2.3)	$313.5
Equipment	348.1	133.6	—	(4.7)	(1.0)	(69.6)	(2.8)	403.6
Building	216.6	32.1	19.7	(2.6)	(0.4)	(17.3)	(0.7)	247.4
Land	48.0	2.1	13.3	—	—	—	(0.5)	62.9
Total	$905.1	$279.6	$35.0	$(7.3)	$(1.4)	$(177.3)	$(6.3)	$1,027.4
[a]
Government assistance of $1.1 million has been recorded against the additions.